                                          OPPENHEIMER HIGH INCOME FUND/VA
                                 (a series of Oppenheimer Variable Account Funds)
                                       Supplement dated June 25, 2002 to the
                                           Prospectus dated May 1, 2002

         The  Prospectus  is changed  as  follows.  The  paragraph  titled  "Portfolio  Managers"  in page 8 of the
Prospectus is deleted in its entirety and replaced with the following:

         |X|  Portfolio  Managers.  The  portfolio  managers  of the Fund are Thomas P.  Reedy,  David P. Negri and
         Dimitrois  Kourkoulakos.  They are the persons  principally  responsible for the day-to-day  management of the Fund's portfolio,  Mr. Reedy since January 1998, Mr. Negri since May 1999 and Mr.  Kourkoulakos  since
         June 2002. All are Vice  Presidents of the Fund, and Messrs.  Reedy and  Kourkoulakos  are Vice Presidents
         and Mr.  Negri is Senior  Vice  President  of the  Manager.  They also  serve as  officers  and  portfolio managers for other  Oppenheimer  funds.  Mr. Negri has been employed by the Manager  since June 1988,  Mr.
         Reedy since 1986 and Mr. Kourkoulakos since 1995.

         June 25, 2002                                                          PS640.001

                                         OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                        Supplement dated July 1, 2002 to the
                                Statement of Additional Information dated May 1, 2002

The Statement of Additional Information is changed as follows:

1.       The biography for Jon Fossel,  C. Howard Kast and Robert M. Kirchner on page 35 are deleted.  Mr.
     Fossel's updated biography appears below.

2.       The following biographies are added to page 34 as follows:

----------------------- ---------------------------------------------------------------- ----------- -----------------
                                                                                         Dollar         Aggregate
Name, Address,1                                                                          Range of    Dollar Range of
Age, Position(s) Held   Principal Occupation(s) During Past 5 Years / Other              Shares      Shares Owned in
with Fund and Length    Trusteeships Held by Trustee / Number of Portfolios in Fund      Owned in       any of the
of Time Served2         Complex Overseen by Trustee                                      the Funds    Board II Funds
----------------------- ---------------------------------------------------------------- ----------- -----------------
----------------------- ---------------------------------------------------------------- ----------- -----------------
Jon S. Fossel           Chairman and Director of Rocky Mountain Elk Foundation, a            0        Over $100,000
Trustee since 1990      not-for-profit foundation (since 1998); and a director of P.R.
Age: 60                 Pharmaceuticals, a privately held company (since October 1999)
                        and UNUMProvident (insurance company) (since June 1, 2002).
                        Formerly Mr. Fossel held the following positions: Chairman and a director (until October 1996) and President and Chief
                        Executive Officer (until October 1995) of the Manager;
                        President, Chief Executive Officer and a director of
                        Oppenheimer Acquisition Corp., Shareholder Services, Inc. and
                        Shareholder Financial Services, Inc. (until October 1995).
                        Oversees 41 portfolios in the OppenheimerFunds complex.

----------------------- ---------------------------------------------------------------- ----------- -----------------
----------------------- ---------------------------------------------------------------- ----------- -----------------
Robert J. Malone        Director of Jones Knowledge, Inc., a privately held company          0         $1 - $10,000
Trustee since 2002      (since 2001), director of U.S. Exploration, Inc., (since
Age: 57                 1997), director of Colorado UpLIFT, a non-profit organization
                        (since 1986) and a Trustee of the Gallagher Family Foundation,
                        (since 2000).  Formerly, Mr. Malone held the following
                        positions: Chairman of U.S. Bank (formerly Colorado National
                        Bank) a subsidiary of U.S. Bancorp (from July 1, 1996 until
                        April 1, 1999); Chairman of the Board and Chief Executive
                        Officer of Colorado National Bank (from December 18, 1992
                        Until July 1, 1996); director of Commercial Assets, Inc. (from
                        1993 to 2000). Oversees 40 portfolios in the OppenheimerFunds complex.

----------------------- ---------------------------------------------------------------- ----------- -----------------
----------------------- ---------------------------------------------------------------- ----------- -----------------
Beverly L. Hamilton     Trustee (since 1996) of MassMutual Institutional Funds and of        0         $1 - $10,000
Trustee since 2002      MML Series Investment Fund (open-end investment companies);
Age: 55                 Director of MML Services, an investment company (since April
                        1987), America Funds Emerging Markets Growth Fund, an
                        investment company (since October 1991), The California
                        Endowment, a philanthropy organization (since April 2002), and
                        Community Hospital of Monterey Peninsula, (since February
                        2002), a Trustee of Monterey International Studies, an
                        educational organization (since February 2000), and an advisor to Unilever (Holland)'s pension fund and to Credit
                        Suisse First Boston's Sprout venture capital unit.  Mrs.
                        Hamilton also is a member of the investment committees of the
                        Rockefeller Foundation, the University of Michigan and
                        Hartford Hospital.  Formerly, Mrs. Hamilton held the following position: President ARCO Investment Management Company, (from
                        February 1991 until April 2000). Oversees 40 portfolios in the
                        OppenheimerFunds complex.

----------------------- ---------------------------------------------------------------- ----------- -----------------

3. The following biography is added to page 36:

----------------------------------------------- -----------------------------------------------------------------------
Name, Address,6 Age, Position(s) Held with      Principal Occupation(s) During Past 5 Years
Fund and Length of Time Served7
----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------
Dimitrios Kourkoulakos,                         Vice President of the Manager (since December 2001); an officer and
Vice President and Portfolio Manager            portfolio manager of other Oppenheimer funds; formerly a High Yield
Since 2002                                      Analyst (1998 - 2001) and a Securities Analyst (1995 - 1998) of the
Age: 35                                         Manager.
----------------------------------------------- -----------------------------------------------------------------------

July 1, 2002                                                                                             PX0600.009